STOCK-BASED PAYMENT ARRANGEMENTS (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD

The fair value of the Options has been measured using the Black-Scholes option pricing model. The Black-Scholes model requires management to make certain assumptions, including the expected life of the stock options, expected volatility, and risk-free interest rate. Service and non-market performance conditions attached to the awards are not considered in measuring fair value. The assumptions used to estimate the fair value of stock options granted during the periods ended March 31, 2026 and March 31, 2025, were as follows:

	As of
	March 31, 2026	March 31, 2025
Share price	$—	$5.10
Expected volatility (weighted-average)	—%	60%
Expected life (weighted-average)	0 years	2.46 years
Expected dividends	—%	—%
Risk-free interest rate (based on U.S. government bonds)	—%	4.45%
Weighted-average grant date fair value	$—	$5.10

SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	As of
	March 31, 2026		March 31, 2025
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	10,704	$1.32	14,991	$1.09
Granted	—	—	15	5.10
Forfeited/ Expired	(189)	0.13	(19)	0.92
Exercised	(155)	0.67	(486)	0.69
Outstanding at end of period	10,360	$1.34	14,501	$1.11
Exercisable at end of period	8,968	$1.29	11,729	$0.99

SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plan. Once fully vested, awards are either settled in stock or the equivalent cash value, as determined at the Company’s discretion. RSUs are historically and expected to be equity-settled and therefore are classified as equity awards.

Restricted Share Units
Balance at, December 31, 2024	24,619
Granted	20,022
Vested and Issued	(13,110)
Forfeited	(4,139)
Balance at, December 31, 2025	27,392
Granted	9,064
Vested and Issued	(2,972)
Forfeited	(273)
Balance at, March 31, 2026	33,211

SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE

The following tables provide a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the interim condensed consolidated statements of comprehensive loss.

	For the Three Months Ended
	March 31, 2026			March 31, 2025
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$—	$9,603	$9,603	$—	$7,942	$7,942
Marketing Expenses – Agent Stock-Based Compensation	44	4,327	4,371	69	3,046	3,115
Marketing Expenses – FTE Stock-Based Compensation	-	14	14	-	40	40
Research and Development – FTE Stock-Based Compensation	-	293	293	1	304	305
General and Administrative – FTE Stock-Based Compensation	107	2,613	2,720	253	1,052	1,305
Total Stock-Based Compensation	$151	$16,850	$17,001	$323	$12,384	$12,707